united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	9/30

Date of reporting period:	9/30/24

Item 1. Reports to Stockholders.

(a)

Counterpoint Quantitative Equity ETF

(CPAI) NYSE Arca, Inc.

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Counterpoint Quantitative Equity ETF for the period of November 28, 2023 to September 30, 2024. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-509-2775.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Counterpoint Quantitative Equity ETF	$74	0.75%Footnote Reference*

The cost of a $10,000 investment would have been higher than the amount shown above had it been a full reporting period.

* Annualized

How did the Fund perform during the reporting period?

The Fund, a new long-only equity strategy targeting exposure to academically validated quantitative factor sources of return in the U.S., launched on November 28, 2023. This Fund utilizes machine learning models to score stocks using a variety of investment factors within the US universe. The Fund’s benchmark is the S&P 1000 Index, reflective of the Fund’s persistent expected exposure to small- and midcap US stocks. The Fund exceeded performance of its index, returning 34.12% versus 24.56%. This return can largely be attributed to security selection effects as well as helpful returns to US momentum factors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Counterpoint Quantitative Equity ETF - NAV
S&P 1000® Index
$15,000
$10,000
$5,000
$0
$13,412
$12,456
11/28/23
11/30/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24
06/30/24
07/31/24
08/31/24
09/30/24

	Counterpoint Quantitative Equity ETF - NAV	S&P 1000® Index
11/28/23	$10,000	$10,000
11/30/23	$10,056	$10,089
12/31/23	$10,722	$11,093
01/31/24	$10,826	$10,826
02/29/24	$11,295	$11,382
03/31/24	$11,923	$11,939
04/30/24	$11,595	$11,235
05/31/24	$12,615	$11,750
06/30/24	$12,491	$11,540
07/31/24	$12,836	$12,388
08/31/24	$12,820	$12,325
09/30/24	$13,412	$12,456

Average Annual Total Returns

Since Inception (November 28, 2023)
Counterpoint Quantitative Equity ETF - NAV	34.12%
S&P 1000® Index	24.56%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$38,875,324
Number of Portfolio Holdings	51
Advisory Fee (net of waivers)	$0
Portfolio Turnover	308%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.9%
Money Market Funds	1.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
20.0%
Health Care
14.1%
Financials
12.0%
Energy
11.9%
Communications
11.9%
Consumer Discretionary
10.1%
Industrials
10.0%
Consumer Staples
5.9%
Materials
4.0%
Collateral for Securities Loaned
1.1%
Liabilities in Excess of Other Assets
-1.0%

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Collateral for Securities Loaned	1.1%
Materials	4.0%
Consumer Staples	5.9%
Industrials	10.0%
Consumer Discretionary	10.1%
Communications	11.9%
Energy	11.9%
Financials	12.0%
Health Care	14.1%
Technology	20.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Leslie's, Inc.	2.2%
agilon health, Inc.	2.1%
ZIM Integrated Shipping Services Ltd.	2.1%
Hertz Global Holdings, Inc.	2.0%
TechnipFMC PLC	2.0%
Eli Lilly & Company	2.0%
CNO Financial Group, Inc.	2.0%
Cargurus, Inc.	2.0%
Brady Corporation, Class A	2.0%
Tenet Healthcare Corporation	2.0%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Counterpoint Quantitative Equity ETF

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://counterpointfunds.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-CPAI

Counterpoint High Yield Trend ETF

(HYTR) NYSE Arca, Inc.

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Counterpoint High Yield Trend ETF for the period of January 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-509-2775. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Counterpoint High Yield Trend ETF	$47	0.60%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund began targeting 100% allocation to high yield fixed income markets early in the fiscal period, and remained 100% “risk-on” through the period. Exposure to higher-returning high yield fixed income securities through the year drove outperformance of the Fund’s benchmark, the Bloomberg US Aggregate Bond Index, by 3.22 percentage points. The Fund returned 7.67% for the shortened fiscal period of January 1st to September 30th, vs. 4.45% for the Bloomberg Aggregate. This excess performance largely came on account of interest rates rising over the entire period, even amidst sharp bond recovery at the end of the reporting period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Counterpoint High Yield Trend ETF - NAV
CP High Yield Trend Index
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$10,918
$10,541
$10,065
01/21/20
09/30/20
09/30/21
09/30/22
09/30/23
09/30/24

	Counterpoint High Yield Trend ETF - NAV	CP High Yield Trend Index	Bloomberg U.S. Aggregate Bond Index
01/21/20	$10,000	$10,000	$10,000
09/30/20	$9,427	$9,467	$10,590
09/30/21	$10,191	$10,300	$10,495
09/30/22	$9,049	$9,199	$8,963
09/30/23	$9,302	$9,561	$9,021
09/30/24	$10,541	$10,918	$10,065

Average Annual Total Returns

	1 Year	Since Inception (January 21, 2020)
Counterpoint High Yield Trend ETF - NAV	13.32%	1.13%
CP High Yield Trend Index	14.18%	1.89%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.14%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$25,493,142
Number of Portfolio Holdings	9
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	7.9%
Money Market Funds	2.4%
U.S. Government & Agencies	89.7%

What did the Fund invest in?

Asset Weighting (% of net assets)

U.S. Treasury Obligations
90.8%
Fixed Income
8.0%
Collateral for Securities Loaned
2.4%
Liabilities in Excess of Other Assets
-1.2%

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Collateral for Securities Loaned	2.4%
Fixed Income	8.0%
U.S. Treasury Obligations	90.8%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.650%, 11/26/24	31.5%
United States Treasury Bill, 4.965%, 10/15/24	26.1%
United States Treasury Bill, 4.750%, 11/14/24	18.7%
United States Treasury Bill, 5.170%, 10/01/24	14.4%
iShares Broad USD High Yield Corporate Bond ETF	3.2%
iShares iBoxx High Yield Corporate Bond ETF	2.4%
SPDR Bloomberg High Yield Bond ETF	2.4%
CP High Yield Trend PR Index Total Return Swap	0.9%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://counterpointfunds.com/resources/ or upon request at 1-844-509-2775.

On May 1, 2024, the Fund changed its name from “CP High Yield Trend ETF” to “Counterpoint High Yield Trend ETF.”

On June 30, 2024, the Fund changed its non-fundamental policy on how it invests at least 80% of its net assets. The Fund began to invest at least 80% of its assets, plus borrowings for investment purposes, in the constituents of the CP High Yield Trend Index, or economic equivalents thereto, including total return swaps on the returns of the CP High Yield Trend Index. As a result, total return swap risk—the risk that adverse price movements in a swap can cause a loss greater than the Fund’s initial investment in the swap—became a principal investment risk of the Fund.

Effective August 21, 2024, the fiscal year end of the Fund was moved to September 30.

Counterpoint High Yield Trend ETF

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://counterpointfunds.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-HYTR

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024	$36,000
2023	$18,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024	$8,000
2023	$3,750

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended September 30, 2024 and December 31, 2023, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended September 30, 2024 and December 31, 2023, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Mark H. Taylor, Mr. John Palancia, Ms. Patricia Luscombe and Mr. Jeffrey Young.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Counterpoint High Yield Trend ETF

HYTR

Counterpoint Quantitative Equity ETF

CPAI

Annual Financial Statements
September 30, 2024

1-844-509-2775
www.counterpointfunds.com

COUNTERPOINT HIGH YIELD TREND ETF
SCHEDULE OF INVESTMENTS
September 30, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 8.0%
	FIXED INCOME - 8.0%
21,634	iShares Broad USD High Yield Corporate Bond ETF			$814,520
7,610	iShares iBoxx High Yield Corporate Bond ETF(a)			611,083
6,248	SPDR Bloomberg High Yield Bond ETF			610,992
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,012,892)			2,036,595

Principal
Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 90.8%
	U.S. TREASURY BILLS — 90.8%
3,660,000	United States Treasury Bill(b)	5.170	10/01/24	3,660,000
6,676,000	United States Treasury Bill(b)	4.965	10/15/24	6,663,764
4,800,000	United States Treasury Bill(b),(c)	4.750	11/14/24	4,772,815
8,100,000	United States Treasury Bill(b)	4.650	11/26/24	8,041,162
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $23,134,724)			23,137,741

Shares
	SHORT-TERM INVESTMENTS — 2.4%
	COLLATERAL FOR SECURITIES LOANED - 2.4%
615,000	Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.87% (Cost $615,000)(d),(e)			615,000

	TOTAL INVESTMENTS - 101.2% (Cost $25,762,616)			$25,789,336
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%			(296,194)
	NET ASSETS - 100.0%			$25,493,142

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2024 was $602,250.

(b)	Zero coupon bond. Discount rate shown.

(c)	All or a portion of this security is pledged as collateral for total return swaps. As of September 30, 2024, the value of the pledged portion is 4,474,514.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(e)	Security was purchased with cash received as collateral for securities on loan at September 30, 2024. Total collateral had a value of $615,000 at September 30, 2024.

See accompanying notes to financial statements.

COUNTERPOINT HIGH YIELD TREND ETF
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

TOTAL RETURN SWAPS
	Payment				Number Of	Maturity	Notional	Upfront	Unrealized
Description/Received	Frequency	Currency	Rate Paid*	Counterparty	Contracts	Date	Amount	Payments/Receipts	Appreciation
CP High Yield Trend PR Index	Monthly	USD	SOFR + 0.60%	JP Morgan	96,398	9/15/2025	$23,120,096	$—	$238,236

SOFR - Secured Overnight Financing Rate

*	Rate shown is the all in weighted rate as of September 30, 2024.

**	The underlying holdings of this security can be found at https://www.solactive.com/indices/?index=DE000SLA9J21#documents

See accompanying notes to financial statements.

COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9%
	AEROSPACE & DEFENSE - 2.0%
6,364	RTX Corporation	$771,062

	BIOTECH & PHARMA - 2.0%
892	Eli Lilly & Company	790,258

	CHEMICALS - 2.0%
58,095	Perimeter Solutions S.A.(a)	781,378

	COMMERCIAL SUPPORT SERVICES - 2.0%
10,240	Brady Corporation, Class A	784,691

	E-COMMERCE DISCRETIONARY - 2.2%
265,233	Leslie’s, Inc.(a)	838,136

	ENGINEERING & CONSTRUCTION - 2.0%
15,823	Frontdoor, Inc.(a)	759,346

	FOOD - 2.0%
12,530	BellRing Brands, Inc.(a)	760,822

	HEALTH CARE FACILITIES & SERVICES - 12.1%
211,894	agilon health, Inc.(a)	832,743
6,976	Cardinal Health, Inc.	770,988
3,423	Cencora, Inc.	770,449
1,907	HCA Healthcare, Inc.	775,062
4,721	Tenet Healthcare Corporation(a)	784,630
3,287	Universal Health Services, Inc., Class B	752,756
		4,686,628
	HOME CONSTRUCTION - 2.0%
4,557	M/I Homes, Inc.(a)	780,888

	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
24,884	Virtu Financial, Inc., Class A	757,967

See accompanying notes to financial statements.

COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	INSURANCE - 10.1%
22,461	CNO Financial Group, Inc.	$788,381
18,432	Equitable Holdings, Inc.	774,697
113,952	Genworth Financial, Inc., Class A(a)	780,571
3,041	Progressive Corporation (The)	771,684
13,083	Unum Group	777,654
		3,892,987
	INTERNET MEDIA & SERVICES - 8.0%
4,685	Alphabet, Inc., Class A	777,007
26,233	Cargurus, Inc.(a)	787,777
4,935	GoDaddy, Inc., Class A(a)	773,709
1,359	Meta Platforms, Inc., Class A	777,946
		3,116,439
	METALS & MINING - 2.0%
146,789	IAMGOLD Corporation(a)	767,706

	OIL & GAS PRODUCERS - 10.0%
8,502	ONEOK, Inc.	774,787
44,154	Plains All American Pipeline, L.P.	766,955
41,353	Plains GP Holdings, L.P., Class A	765,031
5,249	Targa Resources Corporation	776,905
20,093	Western Midstream Partners, L.P.	768,758
		3,852,436
	OIL & GAS SERVICES & EQUIPMENT - 2.0%
30,258	TechnipFMC PLC	793,667

	PUBLISHING & BROADCASTING - 2.0%
13,854	New York Times Company (The), Class A	771,252

	RETAIL - CONSUMER STAPLES - 3.9%
7,103	Sprouts Farmers Market, Inc.(a)	784,242
83,529	Walgreens Boots Alliance, Inc.	748,420
		1,532,662
	RETAIL - DISCRETIONARY - 5.9%
241,121	Hertz Global Holdings, Inc.(a)(b)	795,699

See accompanying notes to financial statements.

COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	RETAIL - DISCRETIONARY - 5.9% (Continued)
5,061	Ross Stores, Inc.	$761,731
6,532	TJX Companies, Inc. (The)	767,771
		2,325,201
	SOFTWARE - 9.9%
15,381	ACI Worldwide, Inc.(a)	782,892
46,003	Cellebrite DI Ltd.(a)	774,691
5,060	CommVault Systems, Inc.(a)	778,481
1,800	Microsoft Corporation	774,540
4,558	Oracle Corporation	776,683
		3,887,287
	TECHNOLOGY HARDWARE - 8.0%
3,328	Apple, Inc.	775,424
1,716	Motorola Solutions, Inc.	771,565
38,827	NETGEAR, Inc.(a)	778,870
108,487	Pitney Bowes, Inc.	773,512
		3,099,371
	TECHNOLOGY SERVICES - 2.0%
4,788	Leidos Holdings, Inc.	780,444

	TELECOMMUNICATIONS - 1.9%
31,902	Telephone and Data Systems, Inc.	741,722

	TRANSPORTATION & LOGISTICS - 4.0%
9,197	SkyWest, Inc.(a)	781,929
31,378	ZIM Integrated Shipping Services Ltd.	805,160
		1,587,089

	TOTAL COMMON STOCKS (Cost $37,530,648)	38,859,439

See accompanying notes to financial statements.

COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.1%
	COLLATERAL FOR SECURITIES LOANED - 1.1%
414,750	Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.87% (Cost $414,750)(c),(d)	$414,750

	TOTAL INVESTMENTS - 101.0% (Cost $37,945,398)	$39,274,189
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%	(398,865)
	NET ASSETS - 100.0%	$38,875,324

L.P.	- Limited Partnership

Ltd.	- Limited Company

PLC	- Public Limited Company

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2024 was $391,050.

(c)	Security was purchased with cash received as collateral for securities on loan at September 30, 2024. Total collateral had a value of $414,750 at September 30, 2024.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2024.

See accompanying notes to financial statements.

COUNTERPOINT ETFs
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

	Counterpoint High Yield	Counterpoint Quantitative
	Trend ETF	Equity ETF
ASSETS
Investment securities:
At cost	$25,762,616	$37,945,398
At fair value*	$25,789,336	$39,274,189
Cash	8,128,493	553,128
Receivable due from advisor	32,084	7,618
Dividends and interest receivable	7,961	6,788
Receivable for securities lending	74	177
Unrealized appreciation on total return swap	238,236	—
Prepaid expenses and other assets	2,170	977
TOTAL ASSETS	34,198,354	39,842,877

LIABILITIES
Due to broker	10,651	—
Securities lending collateral payable	615,000	414,750
Payable for securities purchased	8,041,253	503,291
Payable to related parties	6,433	14,812
Accrued expenses and other liabilities	31,875	34,700
TOTAL LIABILITIES	8,705,212	967,553
NET ASSETS	$25,493,142	$38,875,324

NET ASSETS CONSIST OF:
Paid in capital	$26,378,450	$37,679,184
Accumulated earnings (loss)	(885,308)	1,196,140
NET ASSETS	$25,493,142	$38,875,324

NET ASSET VALUE PER SHARE:
Net Assets	$25,493,142	$38,875,324
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,150,000	1,160,000
Net asset value (Net Assets / Shares Outstanding), offering price and redemption price per share	$22.17	$33.51

*	Includes Securities Loaned $602,250; $391,050

See accompanying notes to financial statements.

COUNTERPOINT ETFs
STATEMENTS OF OPERATIONS

	Counterpoint	Counterpoint	Counterpoint
	High Yield Trend ETF	High Yield Trend ETF	Quantitative Equity ETF
	For the Period Ended	For the Year Ended	For the Period Ended
	September 30, 2024 (a)	December 31, 2023	September 30, 2024 (b)
INVESTMENT INCOME
Dividends (including foreign dividend tax withholding of $0 and $8,242)	$315,325	$421,712	$268,700
Interest	147,525	—	480
Securities lending income	4,337	—	462
TOTAL INVESTMENT INCOME	467,187	421,712	269,642

EXPENSES
Investment advisory fees	39,227	35,307	129,107
Professional fees	53,151	41,767	43,647
Administrative services fees	49,975	72,200	65,473
Trustees fees and expenses	16,956	14,969	13,281
Printing and postage expenses	9,436	10,334	12,129
Custodian fees	9,408	8,514	17,167
Accounting services fees	7,500	—	8,387
Compliance officer fees	7,480	15,969	12,667
Transfer agent fees	7,259	11,001	9,193
Insurance expense	1,372	2,975	1,676
Other expenses	11,584	18,081	12,825
TOTAL EXPENSES	213,348	231,117	325,552

Less: Fees waived/expenses reimbursed by the adviser	(165,954)	(188,773)	(175,803)

NET EXPENSES	47,394	42,344	149,749

NET INVESTMENT INCOME	419,793	379,368	119,893

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	17,357	(179,537)	(254,686)
In-kind redemptions	320,571	62,506	4,836,660
Swap contracts	142,001	—	—
Foreign currency transactions	—	—	(14)
	479,929	(117,031)	4,581,960
Net change in unrealized appreciation (depreciation) on:
Investments	(155,347)	196,089	1,328,791
Foreign currency translations	—	—	2
Swap contracts	238,236	—	—
	82,889	196,089	1,328,793
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	562,818	79,058	5,910,753

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$982,611	$458,426	$6,030,646

(a)	For the period January 1, 2024 to September 30, 2024. The previous fiscal year end of the Counterpoint High Yield Trend ETF was December 31.

(b)	The Counterpoint Quantitative Equity ETF commenced operations on November 28, 2023.

See accompanying notes to financial statements.

COUNTERPOINT HIGH YIELD TREND ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the	For the
	Period Ended	Year Ended	Year Ended
	September 30, 2024 (a)	December 31, 2023	December 31, 2022
FROM OPERATIONS:
Net investment income	$419,793	$379,368	$98,018
Net realized gain (loss) on investments and swap contracts	159,358	(179,537)	(1,125,755)
Net realized gain (loss) on in-kind redemptions	320,571	62,506	(53,673)
Net change in unrealized appreciation (depreciation) on investments and swap contacts	82,889	196,089	(54,516)
Net increase (decrease) in net assets resulting from operations	982,611	458,426	(1,135,926)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(452,143)	(381,910)	(95,405)
Decrease in net assets resulting from distributions to shareholders	(452,143)	(381,910)	(95,405)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	35,000,114	2,117,729	—
Payments for shares redeemed	(15,917,972)	(3,628,085)	(1,588,607)
Net increase (decrease) in net assets resulting from shares of beneficial interest	19,082,142	(1,510,356)	(1,588,607)

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,612,610	(1,433,840)	(2,819,938)

NET ASSETS
Beginning of Period	5,880,532	7,314,372	10,134,310
End of Period	$25,493,142	$5,880,532	$7,314,372

SHARE ACTIVITY
Shares Sold	1,600,000	100,000	—
Shares Redeemed	(725,000)	(175,000)	(75,000)
Net increase (decrease) in shares of beneficial interest outstanding	875,000	(75,000)	(75,000)

(a)	For the period January 1, 2024 to September 30, 2024. The previous fiscal year end of the Fund was December 31.

See accompanying notes to financial statements.

COUNTERPOINT QUANTITATIVE EQUITY ETF
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
September 30, 2024 (a)
FROM OPERATIONS:
Net investment income	$119,893
Net realized loss on investments and foreign currency transactions	(254,700)
Net realized gain on in-kind redemptions	4,836,660
Net change in unrealized appreciation on investments and foreign currency translations	1,328,793
Net increase in net assets resulting from operations	6,030,646

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(4,466)
Decrease in net assets resulting from distributions to shareholders	(4,466)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	56,923,270
Payments for shares redeemed	(24,074,126)
Net increase in net assets resulting from shares of beneficial interest	32,849,144

TOTAL INCREASE IN NET ASSETS	38,875,324

NET ASSETS
Beginning of Period	—
End of Period	$38,875,324

SHARE ACTIVITY
Shares Sold	1,950,000
Shares Redeemed	(790,000)
Net decrease in shares of beneficial interest outstanding	1,160,000

(a)	Fund commenced operations on November 28, 2023.

See accompanying notes to financial statements.

COUNTERPOINT HIGH YIELD TREND ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the		For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Period Ended
	September 30, 2024		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020 (1)
Net asset value, beginning of period	$21.38		$20.90	$23.85	$24.07	$25.00
Income from investment operations:
Net investment income (2)	0.87		1.12	0.24	0.79	0.71
Net realized and unrealized gain (loss) on investments	0.73		0.52	(2.93)	(0.13)	(0.91)
Total from investment operations	1.60		1.64	(2.69)	0.66	(0.20)
Less distributions from:
Net investment income	(0.81)		(1.16)	(0.26)	(0.81)	(0.72)
Return of capital	—		—	—	(0.07)	(0.01)
Total distributions	(0.81)		(1.16)	(0.26)	(0.88)	(0.73)
Net asset value, end of period	$22.17		$21.38	$20.90	$23.85	$24.07
Market price, end of period *	$22.18		$21.40	$20.89	$23.84	$24.07
Total return (3)	7.67	% (4)	8.13%	(11.31)%	2.79%	(0.70	)% (4)
Market Price Total return (3)	7.62	% (4)	8.29%	(11.31)%	2.75%	(0.69	)% (4)
Net assets, at end of period (000s)	$25,493		$5,881	$7,314	$10,134	$12,635
Ratio of gross expenses to average net assets (6,9)	2.70	% (5)	3.27%	2.73%	1.94%	1.91	% (5)
Ratio of net expenses to average net assets (6)	0.60	% (5)	0.60%	0.60%	0.60%	0.60	% (5)
Ratio of net investment income to average net assets (7)	5.31	% (5)	5.38%	1.10%	3.28%	3.17	% (5)
Portfolio Turnover Rate (8)	0	% (4)	547%	439%	255%	561	% (4)

(1)	The Fund commenced operations on January 21, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any. Had the adviser not waived a portion of its fees or reimbursed other expenses, total returns would have been lower.

(4)	Not annualized.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

(9)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

See accompanying notes to financial statements.

COUNTERPOINT QUANTITATIVE EQUITY ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	For the
	Period Ended
	September 30, 2024 (1)
Net asset value, beginning of period	$25.00
Income from investment operations:
Net investment income (2)	0.15
Net realized and unrealized gain on investments	8.38
Total from investment operations	8.53
Less distributions from:
Net investment income	(0.02)
Total distributions	(0.02)
Net asset value, end of period	$33.51
Market price, end of period	$33.52
Total return (3)	34.12	% (4)
Market Price Total return (3)	34.16	% (4)
Net assets, at end of period (000s)	$38,875
Ratio of gross expenses to average net assets (6)	1.63	% (5)
Ratio of net expenses to average net assets	0.75	% (5)
Ratio of net investment income to average net assets	0.60	% (5)
Portfolio Turnover Rate (7)	308	% (4)

(1)	The Fund commenced operations on November 28, 2023.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any. Had the adviser not waived a portion of its fees or reimbursed other expenses, total returns would have been lower.

(4)	Not annualized.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

See accompanying notes to financial statements.

COUNTERPOINT ETFs
NOTES TO FINANCIAL STATEMENTS
September 30, 2024

1.	ORGANIZATION

The Counterpoint High Yield Trend ETF, formerly the “CP High Yield Trend ETF”, and the Counterpoint Quantitative Equity ETF (each a “Fund” and collectively the “Funds”), are each a diversified series of Northern Lights Fund Trust III (the “Trust”), a trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Counterpoint High Yield Trend ETF is to seek to provide investment results that equals or exceeds, before fees and expenses, the performance of the CP High Yield Trend Index (the “Index”) . The investment objective of the Counterpoint Quantitative Equity ETF is to seek long-term capital appreciation. The Counterpoint High Yield Trend ETF commenced operations on January 21, 2020 and the Counterpoint Quantitative Equity ETF commenced operations on November 28, 2023. At a meeting of the Audit Committee of the Board of Trustees (the “Board”) held on August 21, 2024, the fiscal year end of the Counterpoint High Yield Trend ETF was moved to September 30.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value, including the short-term investment currently held. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Investment Companies – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective net asset values as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the lasted reported sales price or official closing price. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value in accordance with the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

COUNTERPOINT ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

COUNTERPOINT ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2024 for the Funds investments measured at fair value:

Counterpoint High Yield Trend ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,036,595	$—	$—	$2,036,595
Collateral for Securities Loaned	615,000	—	—	615,000
U.S. Government & Agencies	—	23,137,741	—	23,137,741
Total Return Swap	—	238,236	—	238,236
Total	$2,651,595	$23,375,977	$—	$26,027,572

Counterpoint Quantitative Equity ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$38,859,439	$—	$—	$38,859,439
Collateral for Securities Loaned	414,750	—	—	414,750
Total	$39,274,189	$—	$—	$39,274,189

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statement of Assets and Liabilities. The Funds maintain cash in a bank deposit account which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Exchange Traded Funds - The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. A Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflects the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Swap Agreements – The Funds may hold equities subject to equity price risk. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of

COUNTERPOINT ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation (depreciation) on total return swaps on the Statement of Assets and Liabilities. The realized gain (loss) on swap contracts and change in unrealized appreciation (depreciation) on swap contracts are located on the Statement of Operations.

Underlying Funds Risk – ETFs in which a Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Funds are higher than the cost of investing directly in the Underlying Funds and may be higher than other funds that invest directly in stocks and bonds.

Securities Lending Risk – A Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Funds may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; climate change and climate- related events; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of a Fund. Dividends that represent long

COUNTERPOINT ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

term capital gain distributions from underlying investments are reclassified out of dividend income and presented separately for financial reporting purposes. The Funds holds certain investments which pay dividends to their shareholders based upon available funds from operations. Distributions received from investments in securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits related to uncertain tax positions taken in the Counterpoint High Yield Trend ETF’s December 31, 2021, to December 31, 2023, tax returns or expected to be taken in the Counterpoint High Yield Trend ETF’s and Counterpoint Quantitative Equity ETF’s September 30, 2024, year-end tax returns. The Funds identified their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. During the period ended September 30, 2024, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enters into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended September 30, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), for the Funds were as follows:

	Purchases	Sales
Counterpoint High Yield Trend ETF	$55,010	$7,991,570
Counterpoint Quantitative Equity ETF	$72,815,988	$72,316,207

For the period ended September 30, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Sales
Counterpoint High Yield Trend ETF	$11,711,171	$7,751,706
Counterpoint Quantitative Equity ETF	$56,674,568	$24,225,675

COUNTERPOINT ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Counterpoint Funds, LLC serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Adviser, under the oversight of the Board, oversees the daily operations of the Funds, manages each Fund’s portfolio, and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Counterpoint High Yield Trend ETF pays the Adviser a fee, computed and accrued daily and paid monthly at an annual rate of 0.50% of the Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Adviser, the Counterpoint Quantitative Equity ETF pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets. For the period ended September 30, 2024, the Adviser earned advisory fees of $39,227 and $129,107 for the Counterpoint High Yield Trend ETF and Counterpoint Quantitative Equity ETF, respectively. For the fiscal year ended December 31, 2023, the Adviser earned advisory fees of $35,307 for the Counterpoint High Yield Trend ETF.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least May 1, 2025, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), taxes and extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 0.60% and 0.75% of the Counterpoint High Yield Trend ETF’s and the Counterpoint Quantitative Equity ETF’s average daily net assets, respectively. During the period ended September 30, 2024, the Adviser waived fees pursuant to the Waiver Agreement in the amount of $165,954 and $175,803 for the Counterpoint High Yield Trend ETF and Counterpoint Quantitative Equity ETF, respectively. For the fiscal year ended December 31, 2023, the Adviser waived fees pursuant to the Waiver Agreement in the amount of $188,773 for the Counterpoint High Yield Trend ETF.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation then in effect or in effect at time of waiver. If Fund operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Adviser. As of September 30, 2024, the total amount of expense reimbursement subject to recapture for the Funds were as follows:

Fund	December 2024	December 31, 2025	December 31, 2026	September 30, 2027	Total
Counterpoint High Yield Trend ETF	$144,900	$190,466	$188,773	$165,954	$545,193
Counterpoint Quantitative Equity ETF	—	—	—	175,803	175,803

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Funds have adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Funds, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

COUNTERPOINT ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares and is an affiliate of Ultimus Fund Solutions, LLC.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds as shown in the Statement of Operations. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds which are included in the chief compliance officer fees in the Statement of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds which are included in the printing and postage expenses in the Statement of Operations.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Counterpoint High Yield Trend ETF	$25,762,616	$23,460,201	$(23,195,245)	$264,956
Counterpoint Quantitative Equity ETF	$37,941,391	$1,539,768	$(206,970)	$1,332,798

6.	DISTRIBUTIONS TO SHAREHOLDER AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the periods ended September 30, 2024, and December 31, 2023, were as follows:

For the year ended September 30, 2024:

	Ordinary	Long-Term		Return of
	Income	Capital Gains	Exempt Income	Capital	Total
Counterpoint High Yield Trend ETF	$452,143	$—	$—	$—	$452,143
Counterpoint Quantitative Equity ETF	4,466	—	—	—	4,466

For the year ended December 31, 2023:

	Ordinary	Long-Term		Return of
	Income	Capital Gains	Exempt Income	Capital	Total
Counterpoint High Yield Trend ETF	$381,910	$—	$—	$—	$381,910

As of September 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation	Accumulated
	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Counterpoint High Yield Trend ETF	—	$68,447	$—	$—	$(1,218,711)	$—	$264,956	$(885,308)
Counterpoint Quantitative Equity ETF	—	81,102	—	—	(217,762)	—	1,332,800	1,196,140

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from security transactions is primarily attributable to the adjustments for partnerships, and the tax deferral of losses on wash sales. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency

COUNTERPOINT ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

losses of $2 for the Counterpoint Quantitative Equity ETF.

At September 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

				Capital Loss
	Non-Expiring			Carry Forward
	Short-Term	Long-Term	Total	Utilized
Counterpoint High Yield Trend ETF	$1,203,517	$15,194	$1,218,711	$58,721
Counterpoint Quantitative Equity ETF	217,233	529	217,762	—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions, and the book/tax basis treatment of non-deductible expenses, and adjustments for prior year tax returns for the Funds for the fiscal year ended September 30, 2024, as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
Counterpoint High Yield Trend ETF	$134,830	$(134,830)
Counterpoint Quantitative Equity ETF	4,830,040	(4,830,040)

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Counterpoint High Yield Trend ETF only in Creation Unit size aggregations of 25,000 shares. Shares are created and redeemed by the Counterpoint Quantitative ETF only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the relevant Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statement of Changes in Net Assets.

The Transaction Fees for the Funds are listed in the table below:

Fund	Fixed Fee	Variable Charge
Counterpoint High Yield Trend ETF	$200	2.00%*
Counterpoint Quantitative Equity ETF	$300	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

COUNTERPOINT ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

For the period ended September 30, 2024, the fixed and variable fees were as follows:

Fund	Fixed Fees	Variable Fees
Counterpoint High Yield Trend ETF	$4,000	$—
Counterpoint Quantitative Equity ETF	$15,000	$—

8.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with Brown Brothers Harriman (“BBH”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. Each Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is held by the custodian in accordance with the custody agreement. The Funds could experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

The following table breaks out the Funds securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of September 30, 2024:

		Overnight and	Up to 30		Greater than
	Collateral	Continuous	Days	30-90 days	90 days	Total
Counterpoint High Yield Trend ETF	Fidelity Money Market Government Portfolio	$615,000	$—	$—	$—	$615,000
Counterpoint Quantitative Equity ETF	Fidelity Money Market Government Portfolio	$414,750	$—	$—	$—	$414,750

At September 30, 2024, the Funds loaned securities and received cash collateral for the loan. This cash was invested in the Fidelity Money Market Government Portfolio Institutional Class. Each Fund receives compensation relating to the lending of its securities as reflected in the Statement of Operations.

The securities loaned are noted in the Schedule of Investments. The fair value of the securities loaned for the Funds at September 30, 2024 were as follows.

Fair Value of
Securities Loaned
Counterpoint High Yield Trend ETF	$602,250
Counterpoint Quantitative Equity ETF	391,050

The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes cash collateral received and reinvested. As of September 30, 2024, the total collateral for securities loaned was as follows:

Collateral for
Securities Loaned
Counterpoint High Yield Trend ETF	$615,000
Counterpoint Quantitative Equity ETF	414,750

These amounts are offset by a liability recorded as “Securities lending collateral payable upon return” as shown on the Statement of Assets and Liabilities.

COUNTERPOINT ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

9.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Assets and Liabilities as of September 30, 2024.

Counterpoint High Yield Trend ETF
Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Unrealized appreciation on total return swaps	$238,236

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Operations for the period ended September 30, 2024.

Counterpoint High Yield Trend ETF
		Change in Unrealized
Contract type/	Realized Gain	Appreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Equity Contracts/Equity Price Risk	$142,001	$238,236

The notional value of the derivative instruments outstanding as of September 30, 2024 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

During the period ended September 30, 2024, the Counterpoint High Yield Trend ETF was not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2024 for the Counterpoint High Yield Trend ETF.

					Net Amounts	Financial	Cash	Net
		Gross Amounts of		Gross Amounts of	Presented in the	Instruments	Collateral	Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities	Statement of Assets & Liabilities	Pledged	Pledged	of Assets & Liabilities
Unrealized appreciation on total swaps	JP Morgan	$238,236	(1)	$—	$238,236	$—	$—	$238,236
		$238,236		$—	$238,236	$—	$—	$238,236

(1)	Value as presented in the Schedule of Investments.

As of September 30, 2024, the Counterpoint High Yield Trend ETF held securities as collateral for total return swaps in the amount of $4,474,514 as shown in the schedule of investments.

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of the control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2024, Counterpoint Tactical Income Fund, an affiliate of the Counterpoint High Yield Trend ETF, held 29.6% of the voting securities of the Counterpoint High Yield Trend ETF. As of September 30, 2024, Counterpoint Tactical Equity Fund, an affiliate of the Counterpoint Quantitative Equity ETF, held 62.4% of the voting securities of the Counterpoint Quantitative Equity ETF.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust III
and the Shareholders of Counterpoint High Yield Trend ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Counterpoint High Yield Trend ETF (formerly, CP High Yield Trend ETF) (the Fund), including the schedule of investments, as of September 30, 2024, the related statements of operations for the period from January 1, 2024 to September 30, 2024 and for the year ended December 31, 2023, the statements of changes in net assets for the period from January 1, 2024 to September 30, 2024 and for each of the two years in the period ended December 31, 2023, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for the period from January 1, 2024 to September 30, 2024, each of the three years in the period ended December 31, 2023 and for the period from January 21, 2020 to December 31, 2020. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the period from January 1, 2024 to September 30, 2024 and the year ended December 31, 2023, the changes in net assets for the period from January 1, 2024 to September 30, 2024 and for each of the two years in the period ended December 31, 2023, and the financial highlights for the period from January 1, 2024 to September 30, 2024, each of the three years in the period ended December 31, 2023 and for the period from January 21, 2020 to December 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 2024, by correspondence with the custodian, broker, or counterparty. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Counterpoint Mutual Funds, LLC investment companies since 2015.

Denver, Colorado

November 25, 2024

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust III
and the Shareholders of Counterpoint Quantitative Equity ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Counterpoint Quantitative Equity ETF (the Fund), including the schedule of investments, as of September 30, 2024, the related statement of operations and statement of changes in net assets for the period from November 28, 2023 (commencement of operations) to September 30, 2024, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for the period from November 28, 2023 (commencement of operations) to September 30, 2024. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations, the changes in net assets and the financial highlights for the period from November 28, 2023 (commencement of operations) to September 30, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 2024, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Counterpoint Mutual Funds, LLC investment companies since 2015.

/s/ RSM US LLP

Denver, Colorado

November 25, 2024

COUNTERPOINT ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2024

Renewal of Advisory Agreement – Counterpoint High Yield Trend ETF*

In connection with a meeting held on August 21-22, 2024, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust, with respect to Counterpoint High Yield Trend ETF (“Counterpoint HYT”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to Counterpoint HYT and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board recognized that the Adviser was established in 2014 and managed approximately $2.0 billion in assets. The Board reviewed the Adviser’s investment personnel, taking into consideration their education, association with academia, financial industry experience, and technology expertise. The Board remarked that the Adviser monitored Counterpoint HYT on a daily basis to ensure its compliance with the investment guidelines and restrictions in Counterpoint HYT’s prospectus. The Board commented that the Adviser developed a checklist of limitations and procedures for Counterpoint HYT to evaluate Counterpoint HYT’s compliance with its investment guidelines and trade restrictions of its prospectus. The Board noted that the Adviser used Bloomberg AIM to automate trade compliance functions, produce trade activity logs and create pre- and post- trade compliance reports. The Board acknowledged that the Adviser was attentive to cybersecurity matters and enhancing its cybersecurity protocols and procedures. The Board recognized that the Adviser did not use artificial intelligence models for operational procedures outside the investment research process and did not anticipate using artificial intelligence for those procedures in the future. The Board noted that the Adviser reported no regulatory, compliance or litigation issues since the most recent advisory agreement renewal and that it selected broker-dealers based on its review of their quality of execution, trading costs and quality of service.

The Board discussed that the Adviser utilized quantitative models and mathematical formulas built on the Adviser’s proprietary research of economic indicators and investment anomalies to select investments. The Board agreed that the Adviser dedicated adequate resources and technology to support the investment process, risk management and compliance for Counterpoint HYT. The Board concluded that it could expect the Adviser to continue providing high quality service to Counterpoint HYT and its respective shareholders.

Performance. The Board acknowledged that Counterpoint HYT was a 3-star Morningstar rated fund that underperformed its peer group, Morningstar category, and benchmark across all periods. The Board acknowledged that Counterpoint HYT was in the top quartile for standard deviation among its peer group and Morningstar category across the 3-year and since inception periods. The Board considered that the Adviser attributed underperformance to shortcomings during the pandemic when signals were not timely received. The Board noted the Adviser had adjusted Counterpoint HYT’s strategy to enable Counterpoint HYT to move into treasury bills as a stop loss when interest rates increase. The Board observed that the Adviser managed Counterpoint HYT according to the rules-based models with significantly improved performance over the 1-year period. The Board agreed that the Adviser should have the chance to manage Counterpoint HYT for a full market cycle.

Fees and Expenses. The Board discussed that the Adviser’s advisory fee for Counterpoint HYT was higher than the median and average of Morningstar category and tied with the high of its peer group. The Board commented that its net expense ratio was the high of its peer group and higher than the Morningstar category median and average. The Board considered the Adviser’s explanation that Counterpoint HYT was actively managed unlike many funds in its peer group and Morningstar category. The Board also noted the Adviser’s assertion that the Adviser had not licensed the index used by Counterpoint HYT to any other funds, which provided intellectual capital to Counterpoint HYT. Given these considerations, the Board concluded that the advisory fee for Counterpoint HYT was not unreasonable.

COUNTERPOINT ETFs
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2024

Economies of Scale. The Board considered whether economies of scale had been realized in connection with the advisory services provided to Counterpoint HYT. The Board acknowledged the Adviser’s willingness to consider breakpoints in the future and the Adviser’s general concerns regarding capacity constraints with respect to Counterpoint HYT. The Board considered the protection from higher fees offered to shareholders from the expense limitation agreement. The Board agreed to monitor and address the issue at the appropriate time.

Profitability. The Board recognized that the Adviser was managing Counterpoint HYT at a loss. The Board concluded that excessive profitability was therefore not a concern for the Adviser in connection with Counterpoint HYT.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that renewal of the Advisory Agreement was in the best interests of Counterpoint HYT and its respective shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of Counterpoint HYT.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By	/s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 12/2/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 12/2/2024

By	/s/ Richard Gleason
Richard Gleason
Principal Financial Officer
Date: 12/2/2024